Segment information and information by geographical area - Identifiable assets and investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Geographical areas
Total assets	€ 137,069	€ 146,939
Capital expenditure in tangible and intangible assets	9,229	8,485	€ 9,215
Italy
Geographical areas
Capital expenditure in tangible and intangible assets	1,829	2,009	2,006
Other European Union
Geographical areas
Capital expenditure in tangible and intangible assets	673	673	485
Rest of Europe
Geographical areas
Capital expenditure in tangible and intangible assets	388	308	235
Americas
Geographical areas
Capital expenditure in tangible and intangible assets	260	556	609
Asia
Geographical areas
Capital expenditure in tangible and intangible assets	2,486	1,519	1,471
Africa
Geographical areas
Capital expenditure in tangible and intangible assets	3,476	3,276	4,105
Other areas
Geographical areas
Capital expenditure in tangible and intangible assets	117	144	304
Allocated amounts
Geographical areas
Total assets	93,888	103,957	99,664
Allocated amounts | Italy
Geographical areas
Total assets	26,971	29,787	30,026
Allocated amounts | Other European Union
Geographical areas
Total assets	8,662	7,704	6,962
Allocated amounts | Rest of Europe
Geographical areas
Total assets	2,531	4,709	5,124
Allocated amounts | Americas
Geographical areas
Total assets	5,796	6,470	7,658
Allocated amounts | Asia
Geographical areas
Total assets	18,460	21,232	17,855
Allocated amounts | Africa
Geographical areas
Total assets	29,859	32,624	30,928
Allocated amounts | Other areas
Geographical areas
Total assets	€ 1,609	€ 1,431	€ 1,111